Note 27 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
NOTE 27 – QUARTERLY FINANCIAL DATA (UNAUDITED)

(In Thousands of Dollars, Except per Share Data)	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$16,989	$17,215	$16,924	$16,516	$67,644
Net interest income	13,292	13,741	13,781	13,858	54,672
Income before federal income taxes	1,564	686	2,170	3,037	7,457
Net income	1,215	628	1,630	2,150	5,623
Preferred stock dividends	420	420	420	419	1,679
Net income available to common shareholders	795	208	1,210	1,731	3,944
Basic earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50
Diluted earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$18,099	$18,225	$18,221	$17,837	$72,382
Net interest income	12,324	12,668	13,095	13,405	51,492
Income before federal income taxes	671	1,248	2,372	984	5,275
Net income	659	937	1,324	843	3,763
Preferred stock dividends	420	420	420	419	1,679
Net income available to common shareholders	239	517	904	424	2,084
Basic earnings per common share	$0.03	$0.07	$0.12	$0.05	$0.27
Diluted earnings per common share	$0.03	$0.07	$0.12	$0.05	$0.27

All per share amounts have been adjusted for stock dividends and stock splits.